LONG-TERM LOANS AND CREDIT LINES (Schedule of fair value and carrying Amount of long-term debt) (Details) - Line of Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TAT subsidiary loan [Member]
Debt Instrument [Line Items]
Fair value	$ 1,953	$ 2,473
Carrying Amount	2,224	2,447
Other TAT subsidiary loan [Member]
Debt Instrument [Line Items]
Fair value	3,566	4,486
Carrying Amount	$ 4,061	$ 4,412